Related Party Transactions and Balances (Details) - Schedule of Transactions with Related Parties	12 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)
Receivable Collected on Behalf of YS Group [Member] | Yisheng Biopharma Holding Ltd (Hong Kong) [Member]
Yisheng Biopharma Holdings Limited (Hong Kong)
Amounts due from related party			¥ 2,966,777	¥ 30,088,833
Receivable Collected on Behalf of YS Group [Member] | Yisheng Biopharma Holdings Limited (Hong Kong) [Member]
Yisheng Biopharma Holdings Limited (Hong Kong)
Amounts due from related party
Repayment to YS Group [Member] | Yisheng Biopharma Holding Ltd (Hong Kong) [Member]
Yisheng Biopharma Holdings Limited (Hong Kong)
Amounts due from related party			¥ 33,055,610
Repayment to YS Group [Member] | Yisheng Biopharma Holdings Limited (Hong Kong) [Member]
Yisheng Biopharma Holdings Limited (Hong Kong)
Amounts due from related party